Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 713,286,930.00
Previously Paid Amount	0
Total Fee Amount	62,055.94
Total Offset Amount	62,055.94
Net Fee	$ 0.00
Combined Prospectus Table N/A	N/A